Other Financial Expenses, Net - Other Financial Expenses, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Yard cost cover expense	$ (28.2)	$ (12.8)	$ (5.3)
Bank commitment, guarantee and other fees	(12.7)	(4.2)	(2.6)
Amortization of deferred finance charges	(7.9)	(6.5)	(5.6)
Foreign exchange (loss) / gain	(0.9)	(2.8)	1.5
Other financial (expenses) / income	(0.1)	4.5	3.7
Loss on forward contracts	0.0	0.0	(26.6)
Realized gain on financial instruments	0.0	0.0	1.5
Change in fair value of call spreads	0.0	0.0	(2.3)
Total	$ (49.8)	$ (21.8)	$ (35.7)